Pension Plans and Other Post-Retirement Benefits - Schedule of Net Benefit Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Current service cost	$ 59	$ 50
Net interest expense (income)	22	22
Settlement losses (gains)(1)	0	(6)
Plan amendments	(1)	(2)
Other long-term employee benefit losses (gains)	(3)	4
Net benefit expense	78	68
Pension
Disclosure of defined benefit plans [line items]
Current service cost	54	47
Net interest expense (income)	13	12
Settlement losses (gains)(1)	0	(6)
Plan amendments	(1)	(2)
Other long-term employee benefit losses (gains)	0	0
Net benefit expense	67	51
Other post-retirement
Disclosure of defined benefit plans [line items]
Current service cost	5	3
Net interest expense (income)	9	10
Settlement losses (gains)(1)	0	0
Plan amendments	0	0
Other long-term employee benefit losses (gains)	(3)	4
Net benefit expense	$ 11	$ 17